Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable

6. Accounts Receivable

Allowances for doubtful accounts were $1.2 million and $1.9 million at September 30, 2013 and December 31, 2012, respectively. The company reduced its allowances for doubtful accounts by $0.1 million and $0.7 million for the three and nine months ended September 30, 2013, respectively, based upon favorable customer payment experience. Total bad debt expense for the Predecessor period from January 1 through February 14, 2012 was $0 million and for the three and nine months ended September 30, 2012 was $0.4 million and $0.6 million, respectively.

The Company has a Non-Recourse Factoring Facility with BNP Paribas Fortis Factor NV, which we use to manage fluctuations in our trade working capital (the “Non-Recourse Factoring Facility”). The Non-Recourse Factoring Facility has a limit of $203 million (the U.S. Dollar equivalent of the €150 million commitment amount as of September 30, 2013) and applies to the eligible accounts receivable in the United States and Belgium. The arrangement contains limitations as to the amount of eligible receivables that any one debtor can be factored at any moment in time. The limit is usually 15% of the amount of outstanding eligible receivables with the exception of certain specific debtors, where this limit is 30%. The total amount of eligible receivables insured by BNP Paribas Fortis Factor NV and sold by the Company during the three and nine months ended September 30, 2013 was $208 million and $645 million, respectively. The total amount of eligible receivables sold during the Predecessor period from January 1 through February 14, 2012 was $94 million and was $209 million and $589 million for the three and nine months ended September 30, 2012, respectively. The Company sells the receivables at face value but receives actual funding net of a deposit account (approximately 85% of the face value) until collections are received from customers for the receivables sold.

The costs associated with the Non-Recourse Factoring Facility consist of a commission fee on the factored receivables and an interest charge on the amount drawn under the facility. The commission fee for the three and nine months ended September 30, 2013 was $0.2 million, $0.8 million, respectively. The commission fee for the Predecessor period ended February 14, 2012 was $0.2 million. The commission fee for the Successor three and nine month periods ended September 30, 2012 was $0.3 million and $0.8 million, respectively. The commission fee is included in selling, general and administrative expense on the Condensed Consolidated Statements of Operations. The interest charge for the three and nine months ended September 30, 2013 was $0.3 million and $1.1 million, respectively. The interest charge for the Predecessor period ended February 14, 2012 was $0.1 million. The interest charge for the Successor three and nine month periods ending September 30, 2012 was $0.1 million and $0.4 million, respectively. The factored receivables are removed from the accounts receivables balance in accordance with guidance under ASC topic 860, Transfers and Servicing. The amount drawn under the Non-Recourse Factoring Facility was $105 million at September 30, 2013 and $86 million at December 31, 2012.

As part of the program, the Company continues to service the receivables. The fair value of the receivables sold equals the carrying value at the time of the sale, and no gain or loss was recorded. The Company estimates the fair value using inputs based on historical and anticipated performance of similar receivables, including historical and anticipated credit losses. The Company is exposed to credit losses on sold receivables up to the amount of the deposit amount. Credit losses for receivables sold and past due amounts outstanding for the three and nine months ended September 30, 2013 and September 30, 2012 were immaterial.

4. Accounts Receivable

Allowances for doubtful accounts were $1.9 million and $1.3 million at December 31, 2012 and 2011, respectively, and mainly related to the receivables not sold. Total bad debt expense for the year ended December 31, 2012 was $0.6 million. Total bad debt expense for the Predecessor period from January 1 through February 14, 2012 was $0 and for the years ended December 31, 2011 and 2010 were $0.7 million and $(0.1) million, respectively.

The Company has a Non-Recourse Factoring Facility with BNP Paribas Fortis Factor NV, which we use to manage fluctuations in our trade working capital. The Factoring Facility has a limit of $132 million (the U.S. Dollar equivalent of the €100 million commitment amount as of December 31, 2012) and applies to the eligible accounts receivable in the United States and Belgium. The arrangement contains limitations as to the amount of eligible receivables that any one debtor can be factored at any moment in time. The limit is usually 15% of the amount of outstanding eligible receivables with the exception of certain specific debtors, where this limit is 30%. The total amount of eligible receivables insured by BNP Paribas Fortis Factor NV sold during the year ended December 31, 2012 was $685.5 million. The total amount of eligible receivables sold during the Predecessor period from January 1 through February 14, 2012 was $94.3 million and for the years ended December 31, 2011 and 2010 were $710.3 million and $480.3 million, respectively. The Company sells the receivables at face value but receives actual funding net of a deposit account (approximately 85%) until collections are received from customers for the receivables sold.

The costs associated with the Non-recourse Factoring Facility consist of a commission fee on the factored receivables and an interest charge on the amount drawn under the facility. The total commission fees on the factored receivables for the year ended December 31, 2012 was $0.9 million. The total commission fees for the Predecessor period from January 1 through February 14, 2012 was $0.2 million and for the years ended December 31, 2011 and 2010 were $0.9 million and $1.2 million, respectively, and is included in the line item “Selling, general and administrative expense” of the consolidated statement of operations while the interest charge is included within “interest expense.” The factored receivables are removed from the accounts receivables balance in accordance with guidance under ASC topic 860, Transfers and Servicing. The amounts outstanding under the Non-recourse Factoring Facility were $86.3 million and $75.4 million at December 31, 2012 and 2011, respectively.

As part of the program, the Company continues to service the receivables. The fair value of the receivables sold equals the carrying value at the time of the sale, and no gain or loss was recorded. The Company estimates the fair value using inputs based on historical and anticipated performance of similar receivables, including historical and anticipated credit losses. The Company is exposed to credit losses on sold receivables up to the amount of the deposit amount. Credit losses for receivables sold and past due amounts outstanding for the years ended December 31, 2012 and 2011 were both immaterial.